SHARE OF PROFIT FROM ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2022
SHARE OF PROFIT FROM ASSOCIATES [Abstract]
Profit from Associates
	2022	2021	2020
EGS (in liquidation)	(432)	(308)	(232)
TGU	(5,837)	(5,770)	(1,418)
Link	96,407	47,425	64,307
Total	90,138	41,347	62,657